Shareholders' equity and share-based payments - TOTAL Option plans (Details)							12 Months Ended
	Sep. 14, 2019 EquityInstruments	Sep. 14, 2018 EquityInstruments	Sep. 15, 2017 EquityInstruments	Sep. 14, 2011 € / shares	Sep. 14, 2010 € / shares	Sep. 15, 2009 € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Share-based payments
Weighted average exercise price as of the beginning of the year (in euros) | € / shares							€ 33.00	€ 37.15	€ 38.16
Weighted average exercise price cancelled (in euros) | € / shares							33.00	38.20	39.90
Weighted average exercise price exercised (in euros) | € / shares							€ 33.00	37.64	38.95
Weighted average exercise price as of the end of the year (in euros) | € / shares								€ 33.00	€ 37.15
TOTAL share subscription or purchase option plans
Share-based payments
Existing options as of the beginning of the year							265,230	2,440,940	5,285,618
Cancelled (in shares)							(1,000)	(79,139)	(195,370)
Exercised (in shares)							(264,230)	(2,096,571)	(2,649,308)
Existing options as of the end of the year								265,230	2,440,940
Vesting period							2 years
Expiry period							8 years
TOTAL share subscription or purchase option plans | French subsidiaries
Share-based payments
Transfer restriction period							4 years
TOTAL share subscription or purchase option plans | Non-French subsidiaries
Share-based payments
Transfer restriction period							2 years
TOTAL share subscription or purchase option plans - 2009 Plan
Share-based payments
Strike price or weighted average exercise price | € / shares						€ 39.90
Existing options as of the beginning of the year									1,779,053
Cancelled (in shares)			(195,370)						(195,370)
Exercised (in shares)									(1,583,683)
TOTAL share subscription or purchase option plans - 2010 Plan
Share-based payments
Strike price or weighted average exercise price | € / shares					€ 38.20
Existing options as of the beginning of the year								1,950,372	2,880,237
Cancelled (in shares)		(79,139)						(79,139)
Exercised (in shares)								(1,871,233)	(929,865)
Existing options as of the end of the year									1,950,372
TOTAL share subscription or purchase option plans - 2011 Plan
Share-based payments
Strike price or weighted average exercise price | € / shares				€ 33.00
Existing options as of the beginning of the year							265,230	490,568	626,328
Cancelled (in shares)	(1,000)						(1,000)
Exercised (in shares)							(264,230)	(225,338)	(135,760)
Existing options as of the end of the year								265,230	490,568